Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax

The Company’s income before income tax consists of:

	For the year ended December 31,
	2023	2022	2021
Non-PRC	$139,608	$48,500	$94,372
PRC	(292,642)	(23,262)	17,468,669
Total	$(153,034)	$25,238	$17,563,041

Schedule of Company's Income Taxes

The Company’s income taxes consists of:

	For the year ended December 31,
	2023	2022	2021
Current income tax expense	$(28,997)	$(20,117)	$(2,839,034)
Deferred tax recovery (expense)	(76,324)	83,010	(265,096)
Total income tax recovery (expense)	$(105,321)	$62,893	$(3,104,130)

Schedule of Income Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income before income taxes for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021
Income before income taxes	$(153,034)	$25,238	$17,563,041
Income tax expense at the PRC statutory rate	(75,942)	(6,310)	(4,390,760)
International tax rate differential	(469)	(1,665)	5,303
Super deduction for research and development expenses	40,899	84,008	159,235
Non-deductible expenses	(33,920)	(55,748)	(227,821)
Effect of preferential tax rate	10,515	(4,213)	1,774,595
Change in valuation allowance	(83,704)	(12,707)	(4,135)
Effect of PRC withholding tax	36,921	59,006	(426,737)
Other adjustments	379	522	6,190
Income tax recovery (expense)	$(105,321)	$62,893	$(3,104,130)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2023	2022
Inventories	9,747	16,573
Accrued expenses	83,309	64,283
Deferred government grants	1,183	2,935
Fixed assets	(29,122)	(12,673)
Tax losses carried forward	65,338	16,961
Less: valuation allowance	(100,665)	(16,961)
Deferred tax assets	$29,790	$71,118

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2023	2022	2021
Balance on January 1	81	275	561
Additions for tax positions of the current year	—	—	—
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(81)	(194)	(286)
Balance on December 31	$—	$81	$275